Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital	Discount on Common Stock Issued [Member]	Retained Earnings / Accumulated Deficit	Total Stockholders Equity
Beginning Balance, Value at Dec. 31, 2011		$ (10,700)				$ (10,700)
Beginning Balance, Shares at Dec. 31, 2011
Shares issued due to conversion, Value				(3,335,000)	(174,156)
NET LOSS		(163,456)				(163,456)
Ending Balance, Value at Dec. 31, 2012		(174,156)				(174,156)
Ending Balance, Shares at Dec. 31, 2012
Shares issued due to conversion, Shares	1,675,000,000
Shares issued due to conversion, Value	16,750,000		16,750,000		(16,924,156)
Reverse stock split adjustment to issued and outstanding shares, Shares	(1,340,000,000)
Reverse stock split adjustment to issued and outstanding shares, Value	(13,400,000)
Shares issued for services, Shares	81,950,000			13,400,000
Shares issued for services, Value	819,500					20,487,500
NET LOSS					(20,752,795)	(20,752,795)
Ending Balance, Value at Dec. 31, 2013	$ 4,169,500	$ 19,668,000		$ (3,350,000)	$ (20,926,951)	$ (439,451)
Ending Balance, Shares at Dec. 31, 2013	416,950,000